Concentration of major customers and suppliers	12 Months Ended
Sep. 30, 2018
Risks and Uncertainties [Abstract]
Concentration of major customers and suppliers

Note 12 — Concentration of major customers and suppliers

For the years ended September 30, 2018, 2017 and 2016, one major customer accounted for approximately 68%, 76% and 80% of the Company’s total sales, respectively. Any decrease in sales to this major customer may negatively impact the Company’s operations and cash flows if the Company fails to increase its sales to other customers.

As of September 30, 2018, one major customer accounted for approximately 96% of the Company’s accounts receivable balance. As of September 30, 2017, two major customers accounted for approximately 67% and 29% of the Company’s accounts receivable balance, respectively.

For the year ended September 30, 2018, two major suppliers accounted for approximately 54% and 27% of the total purchases, respectively. For the year ended September 30, 2017, two major suppliers accounted for approximately 60% and 20% of the total purchases, respectively. For the year ended September 30, 2016, two major suppliers accounted for approximately 57% and 30% of the total purchases, respectively. A loss of either of these suppliers could have a negative effect on the operations of the Company.

As of September 30, 2018, two major suppliers accounted for approximately 54% and 42% of the Company’s advances to suppliers balance. As of September 30, 2017, two major suppliers accounted for approximately 62% and 37% of the Company’s advances to suppliers balance, respectively.